Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	$ 6,835	$ 5,016	$ 6,107
Recorded Investment With No Allowance	2,923	1,092	2,802
Recorded Investment With Allowance	3,912	3,386	2,767
Related Allowance	141	154	194
Average Recorded Investment	5,496	5,266	5,767
Interest Income	314	205	263
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	3,612	1,258	1,593
Recorded Investment With No Allowance	1,923	93	1,305
Recorded Investment With Allowance	1,689	1,165	288
Related Allowance	29	38	9
Average Recorded Investment	2,273	1,503	1,650
Interest Income	145	51	72
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	44	632	689
Recorded Investment With No Allowance		47	101
Recorded Investment With Allowance	44	47	50
Related Allowance	3	4	3
Average Recorded Investment	64	132	208
Interest Income	3	3	5
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Impaired [Line Items]
Average Recorded Investment			3
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	3,070	3,005	3,701
Recorded Investment With No Allowance	987	901	1,319
Recorded Investment With Allowance	2,083	2,104	2,382
Related Allowance	99	110	171
Average Recorded Investment	3,010	3,505	3,762
Interest Income	159	145	179
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	82	83	35
Recorded Investment With No Allowance	13	51	22
Recorded Investment With Allowance	69	32	13
Related Allowance	10	1	1
Average Recorded Investment	116	54	66
Interest Income	5	3	1
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	4	7	44
Recorded Investment With No Allowance			10
Recorded Investment With Allowance	4	7	34
Related Allowance			10
Average Recorded Investment	6	32	25
Interest Income			2
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Unpaid Principal Balance	23	31	45
Recorded Investment With No Allowance			45
Recorded Investment With Allowance	23	31
Related Allowance		1
Average Recorded Investment	27	40	53
Interest Income	$ 2	$ 3	$ 4